Stock-based compensation (Details Textual) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 05, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 23, 2017	May 09, 2017
Allocated Share-based Compensation Expense		$ 0.6	$ 0.5	$ 0.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		1,900,000
Bonus Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	100,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum		10.00%
Mason Resources Corp [Member]
Share Price					$ 0.45	$ 0.45